                                                 ==============================
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                                                 ==============================
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-09025
                                     ---------

                               New Covenant Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             200 East Twelfth Street, Jeffersonville, IN    47130
             ------------------------------------------------------
               (Address of principal executive offices)   (Zip code)

             BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     614-470-8000
                                                     -------------------
Date of fiscal year end:    June 30, 2005
                           ---------------
Date of reporting period:   March 31, 2005
                           ----------------
         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

NEW COVENANT FUNDS
GROWTH FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

        SHARES
          OR
       PRINCIPAL                       SECURITY
        AMOUNT                        DESCRIPTION                                         VALUE
       ---------                      -----------                                         -----
COMMON STOCKS  (98.1%):
Advertising  (0.9%):
                 284,000   Interpublic Group of Cos., Inc. (b)                       $    3,487,520
                           (L)
                  16,900   Monster Worldwide, Inc. (b)                                      474,045
                  44,600   Omnicom Group, Inc.                                            3,947,992
                                                                                     --------------
                                                                                          7,909,557
                                                                                     --------------
Automotive  (1.1%):
                   5,500   Bayerische Motoren Werke AG                                      250,110
                   7,000   Bridgestone Corp.                                                128,992
                  14,900   DaimlerChrysler AG (L)                                           669,439
                  82,000   Dana Corp. (L)                                                 1,048,780
                  28,200   Genuine Parts Co.                                              1,226,418
                  88,000   Honda Motor Co. Ltd.                                           2,203,519
                  10,600   Hyundai Motor Company, Ltd. -                                    287,051
                           GDR
                  86,600   Nissan Motors (L)                                                889,804
                   2,800   Renault SA (L)                                                   250,728
                   5,220   Reynolds & Reynolds Co.                                          141,253
                   5,200   Scania AB - B Shares                                             222,229
                  37,000   Suzuki Motor Corp.                                               663,482
                  24,280   Tenneco Automotive, Inc. (b)                                     302,529
                   7,000   Titan International, Inc.                                        100,590
                  16,100   Toyota Motor Co.                                                 600,589
                   4,300   Volkswagen AG                                                    205,209
                   4,200   Winnebago Industries, Inc. (L)                                   132,720
                                                                                     --------------
                                                                                          9,323,442
                                                                                     --------------
Banking  (6.6%):
                  59,083   ABN AMRO Holdings NV                                           1,469,703
                  21,020   Australia and New Zealand Banking                                335,282
                           Group Ltd.
                   1,190   BancFirst                                                         82,134
                  84,000   Banco Bilbao Vizcaya                                           1,371,179
                  56,900   Banco Santander Central Hispano                                  694,389
                           SA (L)
                 250,380   Bank of America Corp.                                         11,041,757
                  34,000   Bank of Yokohama, Ltd.                                           207,891
                  23,900   Banque Nationale de Paris (L)                                  1,697,514
                  16,500   Barclays Plc                                                     168,676
                  17,300   Bayerische Vereins Ag (b)                                        423,821
                   7,140   Central Pacific Financial Corp. (L)                              240,261
                   3,400   City Holding Co.                                                 100,419
                  88,500   Comerica, Inc.                                                 4,874,579
                  13,714   Credit Suisse Group                                              590,833
                  26,900   Credito Italiano                                                 158,371
                   4,300   Deutsche Bank AG (L)                                             371,913
                  30,100   Doral Financial Corp.                                            658,889
                   6,300   East West Bancorp, Inc.                                          232,596
                  20,300   Fifth Third Bancorp (L)                                          872,494
                   3,020   First Citizens Bancshares, Inc.,                                 442,068
                           Class A
                   6,460   Flagstar Bancorp, Inc. (L)                                       126,293
                  22,800   Hang Seng Bank                                                   302,564
                   6,900   HDFC Bank, Ltd. - ADR                                            290,007
                   5,700   HDFC Bank, Ltd. - ADR                                            239,571
                  36,900   Hibernia Corp.                                                 1,181,169

                  18,370   Holderbank Financiere Glarus (L)                               1,133,580
                  34,100   HSBC Holdings Plc                                                539,327
                   3,480   Hudson United Bancorp                                            122,670
                  53,800   Huntington Bancshares, Inc.                                    1,285,820
                   3,570   Irwin Financial Corp. (L)                                         82,181
                  66,756   JPMorgan Chase & Co.                                           2,309,758
                  69,400   KeyCorp                                                        2,252,030
                  11,500   Komercni Banka AS                                                546,993
                  44,130   Kookmin Bank - ADR (b)                                         1,970,405
                  48,700   Lloyds TSB Group Plc                                             439,875
                  24,440   MBT Financial Corp. (L)                                          461,183
                      71   Mitsubishi Tokyo Financial Group,                                617,334
                           Inc. (L)
                  11,744   National Australia Bank Ltd.                                     257,548
                   4,500   National Bank of Canada (L)                                      194,789
                 114,000   National City Corp.                                            3,818,999
                  28,250   R & G Financial Corp. (L)                                        880,553
                  43,600   Royal Bank of Scotland Group Plc                               1,387,396
                  13,100   Silicon Valley Bancshares (b)                                    577,186
                   3,600   Societe Generale (L)                                             375,000
                  25,000   Standard Bank (b)                                                252,581
                  31,200   Standard Chartered Plc                                           561,259
                     142   Sumitomo Mitsui Financial Group                                  963,837
                           (L)
                  14,830   TriCo Bancshares                                                 310,689
                  30,000   Turkiye Garanti Bankasi AG (b)                                   113,736
                  97,500   U.S. Bancorp                                                   2,809,949
                     254   UFJ Holdings, Inc.                                             1,339,342
                  17,000   Unibanco - GDR                                                   584,460
                  39,400   Wells Fargo & Co.                                              2,356,120
                   4,800   Wintrust Financial Corp. (L)                                     226,032
                  76,100   Yapi Ve Kredi Bankasi AS (b)                                     304,287
                                                                                         ----------
                                                                                         57,249,292
                                                                                         ----------
Broadcasting and Media  (3.3%):
                  83,272   Comcast Corp. New CL A (b)                                     2,812,928
                   7,600   Comcast Corp. Spl A (b)                                          253,840
                  15,840   Cumulus Media, Inc. (b) (L)                                      225,720
                 247,500   Directv Group, Inc. (b)                                        3,568,950
                   2,100   Dreamworks Animation SKG, Inc.                                    85,491
                           (b)
                  28,300   Gannett Co., Inc.                                              2,237,964
                  11,500   General Communication, Inc. (b)                                  104,995
                           (L)
                   8,800   Grupo Televisa                                                   517,440
                 379,000   Liberty Media Corp. (b)                                        3,930,230
                 608,750   Time Warner, Inc. (b)                                         10,683,563
                 121,000   Viacom, Inc. - Cl. B                                           4,214,430
                                                                                         ----------
                                                                                         28,635,551
                                                                                         ----------
Chemicals  (0.5%):
                  11,400   Cabot Corp.                                                      381,102
                  10,100   Cad Potash Corporation Of                                        885,905
                           Saskatchewan
                  12,500   Dow Chemical Co.                                                 623,125
                  20,900   E.I. du Pont de Nemours and Co.                                1,070,915
                   1,700   Georgia Gulf Corp.                                                78,166
                     330   Lanxess AG (b) (L)                                                 6,781
                   4,800   Nitto Denko Corp.                                                252,206
                   2,700   Norsk Hydro ASA                                                  223,632
                   4,000   Sensient Technologies Corp.                                       86,240
                  86,000   Sumitomo Chemical Co. (L)                                        426,141
                   1,662   Syngenta AG                                                      174,162
                  10,500   Takeda Chemical Industries (L)                                   501,636
                                                                                         ----------
                                                                                          4,710,011
                                                                                         ----------
Commercial Services  (1.6%):
                  14,969   Aaron Rents, Inc.                                                299,380
                 117,700   Accenture Ltd. (b)                                             2,842,455
                  16,220   Alliance Data Systems Corp. (b)                                  655,288


                  14,000   Apollo Group, Inc., Class A (b)                                1,036,840
                  15,100   Avocent Corp. (b)                                                387,466
                     600   Checkpoint Systems, Inc. (b)                                      10,128
                   7,490   Convergys Corp. (b)                                              111,826
                  20,140   Corillian Corp. (b)                                               70,087
                   9,590   CSG Systems International, Inc.                                  156,221
                           (b)
                   7,420   Cyberoptics Corp. (b) (L)                                         92,602
                  18,600   Education Management Corp. (b)                                   519,870
                  11,080   Gevity HR, Inc. (L)                                              211,850
                   4,100   Global Payments, Inc.                                            264,409
                  45,980   IKON Office Solutions, Inc.                                      454,742
                   9,300   ITT Educational Services, Inc. (b)                               451,050
                  15,290   John H. Harland Co. (L)                                          525,364
                   5,200   McGrath Rentcorp                                                 121,576
                  59,000   Pitney Bowes, Inc.                                             2,662,080
                   6,000   Pre-Paid Legal Services, Inc. (L)                                203,040
                   6,700   The Corporate Executive Board Co.                                428,465
                  21,300   W.W. Grainger, Inc.                                            1,326,351
                   5,130   Watson Wyatt & Co. (L)                                           139,536
                  64,900   Xerox Corp. (b)                                                  983,235
                                                                                         ----------
                                                                                         13,953,861
                                                                                         ----------
Computer Services and Software  (7.5%):
                   5,100   Acxiom Corp.                                                     106,743
                  27,970   Adobe Systems, Inc.                                            1,878,745
                  32,900   Affiliated Computer Services, Inc.,                            1,751,596
                           Class A (b)
                 105,200   Agere Systems Inc., Class B (b)                                  149,384
                   4,120   ANSYS, Inc. (b)                                                  140,945
                  39,900   Automatic Data Processing, Inc.                                1,793,505
                     500   Avid Technology, Inc. (b)                                         27,060
                 442,600   Cisco Systems, Inc. (b)                                        7,918,114
                   2,700   Dassault Systemes SA (L)                                         127,729
                 191,500   Dell, Inc. (b)                                                 7,357,430
                  22,300   DST Systems, Inc. (b) (L)                                      1,029,814
                   7,100   E.piphany, Inc. (b)                                               25,205
                  14,900   Electronic Arts, Inc. (b)                                        771,522
                   7,870   Epicor Software Corp. (b) (L)                                    103,097
                   1,300   F5 Networks, Inc. (a) (b)                                         65,637
                  25,300   Foundry Networks, Inc. (b)                                       250,470
                 143,500   Hewlett Packard Co.                                            3,148,390
                   2,450   Hyperion Solutions Corp. (b)                                     108,070
                   4,200   Infosys Technologies Ltd. (L)                                    309,666
                   8,700   Infousa, Inc.                                                     91,437
                  99,100   International Business Machines                                9,055,758
                           Corp. (IBM)
                   9,340   Intervideo, Inc. (b) (L)                                         102,740
                   7,690   Komag, Inc. (b) (L)                                              171,872
                  22,900   Lexmark International, Inc. (b)                                1,831,313
                     800   Macromedia, Inc. (b)                                              26,800
                  12,100   Manhattan Associates, Inc. (b)                                   246,477
                   7,900   Mapics, Inc. (b) (L)                                             100,567
                  51,500   Maxtor Corp. (b)                                                 273,980
                  19,000   Mentor Graphics Corp. (b) (L)                                    260,300
                 479,500   Microsoft Corp.                                               11,589,515
                   4,670   Microstrategy, Inc. (b)                                          253,441
                  17,700   Netiq Corp. (b)                                                  202,311
                 381,500   Oracle Corp. (b)                                               4,761,120
                  34,400   Parametric Technology Corp. (b)                                  192,296
                  31,700   Perot Systems Corp., Class A (b)                                 426,048
                           (L)
                   3,000   Pixar (b)                                                        292,650
                   7,320   Progress Software Corp. (b)                                      191,930
                  36,500   Red Hats, Inc. (b) (L)                                           398,215
                   1,700   SAP AG (L)                                                       273,524
                   4,465   SS&C Technologies, Inc.                                          101,802
                  56,100   Sungard Data Systems (b)                                       1,935,450
                   6,770   Sybase, Inc. (b)                                                 124,974

                   7,900   Syntel, Inc. (L)                                                 139,830
                   7,880   Transaction Systems Architects,                                  182,422
                           Inc. (b)
                  17,600   Trident Microsystems (b) (L)                                     311,168
                   9,600   Trizetto Group, Inc. (b) (L)                                      89,376
                  35,430   United Online, Inc. (b) (L)                                      370,952
                  62,100   Veritas Software Corp. (b) (L)                                 1,441,962
                  16,400   Wipro, Ltd. - ADR (L)                                            334,724
                  40,400   Xilinx, Inc.                                                   1,180,892
                                                                                         ----------
                                                                                         64,018,968
                                                                                         ----------
Construction and Building Materials  (1.8%):
                  32,500   Bouygues SA (L)                                                1,291,654
                   6,500   Brookfield Homes Corp.                                           274,365
                  18,581   CRH Plc                                                          489,495
                 105,400   D. R. Horton, Inc.                                             3,081,895
                   4,210   Eagle Materials (L)                                              340,757
                  44,500   Hovnanian Enterprises - A (b) (L)                              2,269,500
                  33,000   Jacobs Engineering Group, Inc. (b)                             1,713,360
                  16,900   Lafarge North America, Inc.                                      987,805
                   2,400   Lafarge SA (L)                                                   233,001
                  24,800   Lennar Corp. Class A                                           1,405,664
                   3,300   Quanex Corp.                                                     175,956
                  10,340   Ryland Group, Inc.                                               641,287
                  41,000   Sekisui House Ltd.                                               438,902
                  19,030   Standard-Pacific Corp.                                         1,373,776
                  18,000   The Stanley Works                                                814,860
                   3,200   USG Corp. (b) (L)                                                106,112
                   5,600   WCI Communities, Inc. (b) (L)                                    168,448
                                                                                         ----------
                                                                                         15,806,837
                                                                                         ----------
Consumer Products  (3.7%):
                  60,309   Amcor Ltd.                                                       334,029
                   3,570   Bandag, Inc. (L)                                                 167,719
                   1,900   BPS Associated British Foods Plc                                  27,035
                  27,000   Cintas Corp.                                                   1,115,370
                 120,800   Gillette Co.                                                   6,097,983
                  21,700   Herman Miller, Inc.                                              653,604
                  11,200   HNI Corp.                                                        503,440
                  17,100   Industria de Diseno Textil, SA                                   512,707
                   6,600   Jakks Pacific, Inc. (b) (L)                                      141,702
                   7,690   K-Swiss, Inc. (L)                                                254,001
                  75,200   Kimberly-Clark Corp.                                           4,942,896
                   5,700   L'OREAL SA (L)                                                   457,443
                 258,000   Li & Fung Ltd.                                                   469,731
                   3,400   Michelin (L)                                                     224,033
                  10,180   Multimedia Games, Inc. (b) (L)                                    78,997
                  18,100   Nike, Inc. Class B                                             1,507,911
                  19,000   Nikon Corp. (L)                                                  219,026
                   6,870   Nu Skin Enterprises, Inc. (L)                                    154,644
                   1,950   Polaris Industries, Inc.                                         136,949
                  17,500   Polo Ralph Lauren Corp.                                          679,000
                 170,800   Procter & Gamble Co.                                           9,052,399
                  34,680   Sherwin-Williams Co.                                           1,525,573
                   2,110   Stanley Furniture Co., Inc.                                       99,761
                  13,400   Timberland Co., Class A (b)                                      950,462
                  10,610   Toro Co.                                                         938,985
                   3,400   Unifirst Corp. (L)                                               135,660
                   3,500   Unilever Plc                                                     238,810
                  10,700   Wolseley Plc                                                     224,024
                  23,000   Yakult Honsha Co., Ltd. (L)                                      444,045
                                                                                         ----------
                                                                                         32,287,939
                                                                                         ----------
Diversified Operations  (4.5%):
                  59,800   3M Co.                                                         5,124,262
                  44,480   Brambles Industries Ltd. (L)                                     273,540
                 122,400   Cendant Corp.                                                  2,514,096
                  14,700   Crane Co.                                                        423,213
                 165,928   First Data Corp.                                               6,522,630
                 331,400   General Electric Co.                                          11,950,285


                   4,240   Harsco Corp.                                                     252,746
                  45,100   Mitsubishi Corp. (L)                                             585,676
                  23,000   Mitsui & Co. (L)                                                 212,668
                   2,600   Smiths Industries Plc                                             41,834
                  44,000   SPX Corp. (L)                                                  1,904,320
                  15,000   Sumitomo Corp.                                                   128,880
                  22,900   Teleflex, Inc. (L)                                             1,172,022
                 126,500   Thermo Electron Corp. (b)                                      3,199,185
                 118,000   Tyco International Ltd.                                        3,988,400
                   6,803   Wesfarmers Ltd.                                                  209,130
                                                                                         ----------
                                                                                         38,502,887
                                                                                         =---------
Electronics  (3.0%):
                   9,700   Advantest Corp. (L)                                              745,456
                  72,100   Altera Corp. (b)                                               1,426,138
                  28,200   Ameren Corp. (L)                                               1,382,082
                  21,000   Amis Holdings, Inc. (b) (L)                                      237,090
                  24,300   Amkor Technologies, Inc. (b) (L)                                  93,798
                  92,100   Amphenol Corp. - Class A                                       3,411,384
                  12,600   ASML Holding N.V. (b)                                            213,373
                   3,110   Bel Fuse, Inc., Class B (L)                                       94,233
                   6,700   Benchmark Electronics, Inc. (b)                                  213,261
                  10,070   Brightpoint, Inc. (b)                                            188,611
                   8,600   Cabot Microelectronics Corp. (b) (L)                             269,868
                  66,000   Conexant Systems, Inc. (b)                                        99,000
                  23,780   Cree Research, Inc. (b) (L)                                      517,215
                  13,140   Diodes, Inc. (b) (L)                                             356,488
                  68,900   Emerson Electric Co.                                           4,473,678
                  24,100   Fairchild Semiconductor                                          369,453
                           International, Inc. (b)
                   7,800   Fanuc Co Ltd. (L)                                                489,323
                   3,000   Hirose Electric Co. Ltd. (L)                                     307,124
                  45,549   Hon Hai Precision Industry Co.                                   404,803
                           Ltd.
                  10,000   Hubbell, Inc., Class B                                           511,000
                  23,700   Infineon Technologies AG (b) (L)                                 227,316
                  37,400   Intersil Corp., Class A                                          647,768
                     800   Keyence Corp.                                                    185,789
                   9,500   Konica Corp. (L)                                                  96,279
                  13,300   Lattice Semiconductor Corp. (b) (L)                               71,421
                   8,600   LSI Logic Corp. (b) (L)                                           48,074
                  30,490   MEMC Electronic Materials, Inc. (b)                              410,091
                   9,200   Methode Electronics, Inc.                                        111,412
                  20,600   Micrel, Inc. (b) (L)                                             189,932
                   4,670   MTS Systems Corp.                                                135,570
                   3,700   Murata Manufacturing Co. Ltd. (L)                                198,906
                  35,000   NEC Corp. (L)                                                    212,042
                   5,000   Nippon Electric Glass Co., Ltd.                                   72,223
                      96   Nippon Telegraph & Telephone                                     420,942
                           Corp.
                  18,500   Novellus Systems, Inc. (b)                                       494,505
                   7,300   Omron Corp. (L)                                                  159,705
                 101,200   On Semiconductor Corp. (b)                                       399,740
                   5,700   Photronics, Inc. (b)                                             103,170
                   5,900   Pixelworks, Inc. (b)                                              48,085
                   3,500   Power Integrations, Inc. (b) (L)                                  73,115
                  13,100   Power-One, Inc. (b)                                               63,666
                   4,100   Rohm Co. Ltd.                                                    396,737
                   9,604   Samsung Electornics - GDR                                      2,376,990
                   2,940   Siliconix, Inc. (b) (L)                                          103,723
                   8,200   Sony Corp. (L)                                                   327,356
                  16,800   STMicroelectronics NV (L)                                        280,349
                   7,300   Synopsis, Inc. (b)                                               132,130
                 118,590   Taiwan Semiconductor ADR                                       1,005,643
                   3,600   TDK Corp. (L)                                                    247,046
                  34,100   Teradyne, Inc. (b)                                               497,860
                  11,700   Tokyo Electron Ltd. (L)                                          668,353
                   2,400   Veeco Instruments, Inc. (b) (L)                                   36,120
                                                                                         ----------
                                                                                         26,245,436
                                                                                         ==========

\

Energy  (3.4%):
                  85,600   American Electric Power Co., Inc.                              2,915,536
                  11,650   Atmos Energy Corp. (L)                                           314,550
                  53,910   Centrica Plc (b)                                                 235,062
                   2,800   Chubu Electric Power Co., Inc. (L)                                67,408
                     700   Cleco Corp.                                                       14,910
                  24,200   Edison International                                             840,224
                 284,000   El Paso Corp.                                                  3,004,720
                  13,660   Energy Partners Ltd. (b) (L)                                     354,750
                 111,074   Exelon Corp.                                                   5,097,186
                  32,000   Great Plains Energy, Inc. (L)                                    978,560
                   9,900   Headwaters, Inc. (b) (L)                                         324,918
                  11,900   Iberdrola SA (L)                                                 312,100
                  17,100   Kansai Electric Power, Inc. (L)                                  343,727
                 109,170   Korea Electric Power Corp                                      1,467,245
                  17,900   Oklahoma Gas & Electric Co.                                      482,405
                  24,400   Pepco Holdings, Inc.                                             512,156
                  73,540   Sierra Pacific Resources (b) (L)                                 790,555
                  65,000   Tokyo Gas Ltd. (L)                                               262,528
                  17,640   UGI Corp.                                                        801,209
                   2,800   UIL Holdings Corp.                                               141,820
                  62,100   Valero Energy                                                  4,550,067
                   9,300   Veba AG                                                          798,932
                  12,730   Westar Energy, Inc.                                              275,477
                 128,000   Williams Co., Inc.                                             2,407,680
                 107,200   Xcel Energy, Inc. (L)                                          1,841,696
                                                                                         ----------
                                                                                         29,135,421
                                                                                         ----------
Entertainment and Leisure  (0.2%):
                  23,800   Regal Entertainment Group (L)                                    500,514
                   3,300   Vail Resorts, Inc. (b) (L)                                        83,325
                  27,000   Walt Disney Co. (the)                                            775,710
                                                                                         ----------
                                                                                          1,359,549
                                                                                         ----------
Financial Services  (7.5%):
                   6,500   Accredited Home Lenders (b) (L)                                  235,495
                  12,010   Advanta, Class B (L)                                             276,230
                   1,600   Affiliated Managers Group, Inc. (b)                               99,248
                   1,840   AIFUL Corp. (L)                                                  147,599
                     920   AIFUL Corp.-W/I (b)                                               72,251
                  43,500   Ambac Financial Group, Inc.                                    3,251,625
                   7,860   American Capital Strategies (L)                                  246,883
                   6,450   American Home Mortgage                                           184,728
                           Investment Corp.
                  17,420   Bay View Capital Corp.                                           278,894
                  35,200   BISYS Group, Inc. (b)(c)                                         551,936
                   6,300   Calamos Asset Management                                         169,596
                  57,700   Capital One Financial Corp.                                    4,314,229
                  19,300   CapitalSource Inc. (b) (L)                                       443,900
                   7,100   Certegy, Inc.                                                    245,802
                  24,440   Charter Municipal Mortgage                                       525,460
                           Acceptance
                   5,800   Checkfree Corp. (b)                                              236,408
                  20,700   CIT Group, Inc.                                                  786,600
                 297,276   Citigroup, Inc.                                               13,359,582
                  95,000   Commerce Assets Holdings                                         114,500
                   7,420   CompuCredit Corp. (b) (L)                                        197,520
                 124,298   Countrywide Credit Industries, Inc.                            4,034,713
                   5,373   Deutsche Boerse AG (L)                                           405,363
                  91,400   E*TRADE Financial Corp.                                        1,096,800
                  37,300   Equifax, Inc.                                                  1,144,737
                   7,900   Euronext NV (L)                                                  281,835
                 108,100   Federal Home Loan Mortgage Corp.                               6,831,920
                  23,036   Fidelity National Financial, Inc.                                758,806
                  39,300   Friedman, Billings, Ramsey Group,                                623,691
                           Inc. (L)
                  45,000   Fubon Financial Holding Co., Ltd.                                426,348
                  26,700   Goldman Sachs Group, Inc.                                      2,936,733
                   5,770   Greenhill & Co., Inc. (L)                                        206,566

                  61,100   HBOS Plc                                                         952,505
                   2,900   Huron Consulting Group, Inc. (b)                                  60,059
                  28,279   ING Groep NV (L)                                                 856,338
                  35,700   Lehman Brothers Holdings, Inc.                                 3,361,512
                   3,954   Mainsource Financial Group, Inc.                                  86,909
                           (L)
                  61,600   MBIA, Inc.                                                     3,220,448
                 263,300   MBNA Corp.                                                     6,464,015
                   1,242   Muenchener Rueckver                                              149,633
                   4,990   Novastar Financial, Inc. (L)                                     179,690
                   7,000   Optionsxpress Holdings, Inc. (b)                                 113,330
                   6,500   ORIX Corp.                                                       830,731
                  52,700   Paychex, Inc.                                                  1,729,614
                   7,400   SEI Investments Co.                                              267,584
                   7,870   State Financial Services Corp. (L)                               290,797
                   8,305   UBS AG                                                           703,755
                   6,590   World Acceptance Corp. (b)                                       168,177
                                                                                         ----------
                                                                                         63,921,095
                                                                                         ----------
Food and Beverages  (3.0%):
                  31,900   Aramark Corp.                                                    838,332
                   3,800   Carrefour SA (L)                                                 202,189
                  76,400   Coca-Cola Co.                                                  3,183,588
                   8,600   Groupe Danone (b) (L)                                            857,832
                  24,200   Hormel Foods Corp.                                               752,862
                   9,700   Koninklijke Numico NV (b)                                        397,863
                  88,900   Kraft Foods, Inc. Class A                                      2,938,145
                   5,360   Nash Finch Co. (L)                                               203,626
                   6,142   Nestle SA                                                      1,686,358
                  63,900   Pepsi Bottling Group, Inc.                                     1,779,615
                  14,300   PepsiAmericas, Inc.                                              324,038
                 126,000   PepsiCo, Inc.                                                  6,681,779
                  10,620   Ruddick Corp.                                                    245,853
                  54,700   SUPERVALU, Inc.                                                1,824,245
                  52,300   Sysco Corp.                                                    1,872,340
                 117,700   Unilever Plc                                                   1,163,189
                  45,098   Woolworths Ltd. (L)                                              559,914
                                                                                         ----------
                                                                                         25,511,768
                                                                                         ----------
Forest and Paper Products  (1.1%):
                  27,800   Abitibi-Consolidated, Inc. (L)                                   128,677
                 113,000   Georgia Pacific Corp.                                          4,010,370
                  12,730   Glatfelter (L)                                                   187,768
                   7,510   Longview Fibre Co.                                               140,888
                  14,500   Meadwestvaco Corp.                                               461,390
                   8,330   Pope & Talbot, Inc.                                              146,441
                   1,740   Potlatch Corp.                                                    81,902
                   4,900   Svenska Cellusoa AB, B Shares (L)                                185,406
                   6,100   Upm-Kymmene Oyj (L)                                              135,566
                  12,420   Wausau-Mosinee Paper Corp.                                       175,619
                  60,100   Weyerhaeuser Co.                                               4,116,849
                                                                                         ----------
                                                                                          9,770,876
                                                                                         ----------
Health Services  (3.5%):
                  50,000   Aetna, Inc.                                                    3,747,500
                  43,500   AFLAC, Inc.                                                    1,620,810
                   7,380   Allscripts Healthcare Solution, Inc.                             105,534
                           (b) (L)
                   3,480   Amedisys, Inc. (b) (L)                                           105,270
                   3,900   Americia Service Group (b)                                        86,307
                  22,100   Coventry Health Care, Inc. (b)                                 1,505,894
                  25,300   Express Scripts, Inc., Class A (b)                             2,205,907
                   3,660   Genesis Healthcare (b) (L)                                       156,977
                  49,300   HCA, Inc.                                                      2,641,001
                  68,700   Health Management Associates,                                  1,798,566
                           Inc., Class A
                  77,400   Humana, Inc. (b)                                               2,472,156
                  14,200   IDX Systems Corp. (b)                                            493,166
                   6,800   Manor Care, Inc.                                                 247,248
                   1,920   Molina Heathcare, Inc. (b) (L)                                    88,493

                  27,200   OCA, Inc. (b) (L)                                                115,600
                  49,800   PacifiCare Health Systems, Inc.                                2,834,616
                           (b)
                   3,750   PolyMedica Corp.                                                 119,100
                  20,400   Quest Diagnostics, Inc.                                        2,144,652
                   6,280   Rehabcare Group, Inc. (b)                                        180,299
                   1,460   RES-CARE, Inc. (b)                                                18,265
                 158,400   Schering-Plough Corporation                                    2,874,960
                  39,200   Stryker Corp.                                                  1,748,712
                  12,020   Symbion, Inc. (b) (L)                                            256,867
                   8,000   Triad Hospitals, Inc. (b)                                        400,800
                   3,400   United Surgical Partners (b)                                     155,618
                   1,700   Universal Health Services, Inc,                                   89,080
                           Class B
                  48,000   Varian Medical Systems, Inc. (b)                               1,645,440
                                                                                         ----------
                                                                                         29,858,838
                                                                                         ----------
Hotels and Other Lodging Places  (0.1%):
                   8,400   Accor SA (L)                                                     412,227
                  15,000   Strategic Hotel Capital, Inc. (L)                                220,500
                                                                                         ----------
                                                                                            632,727
                                                                                         ----------
Insurance  (6.2%):
                  46,770   Aegon NV                                                         632,766
                   5,100   Allianz Ag (L)                                                   649,364
                  60,900   Allstate Corp.                                                 3,292,254
                  76,679   American International Group, Inc.                             4,248,783
                   5,690   Arch Capital Group Ltd. (b)                                      227,828
                   9,200   Axa                                                              245,711
                      48   Berkshire Hathaway, Inc. Class A                               4,176,000
                           (b)
                   7,900   China Life Insurance Co. - ADR (b)                               210,061
                  43,000   Chubb Corp.                                                    3,408,610
                  91,300   CIGNA Corp.                                                    8,153,091
                 114,000   Genworth Financial, Inc., Class A                              3,137,280
                   5,400   Great West Lifeco, Inc. (L)                                      118,725
                  58,500   Hartford Financial Services Group,                             4,010,760
                           Inc.
                  54,200   Insurance Australia Group Ltd.                                   265,814
                      59   Millea Holdings, Inc. (L)                                        860,509
                  44,000   Mitsui Marine And Fire (L)                                       404,375
                  32,300   Montpelier RE Holdings Ltd. (L)                                1,135,345
                  34,800   Old Republic International Corp.                                 810,492
                  13,000   Platinum Underwriter Holdings Ltd.                               386,100
                  61,700   Promina Group Ltd.                                               235,777
                  19,884   QBE Insurance Group Ltd. (L)                                     229,027
                  25,600   Reinsurance Group of America, Inc.                             1,090,048
                           (L)
                  13,100   Renaissancere Holdings Ltd. - ADR                                611,770
                   3,660   Selective Insurance Group, Inc. (L)                              169,202
                 109,239   St. Paul Cos., Inc.                                            4,012,348
                   2,780   Stewart Information Services Corp.                               104,306
                   9,088   Swiss Re                                                         653,064
                   4,390   United Fire & Casualty Co. (L)                                   148,514
                 341,700   UnumProvident Corp. (L)                                        5,815,734
                  32,700   Wellpoint, Inc. (b)                                            4,098,945
                  29,300   Yasuda F & M Insurance                                           306,532
                                                                                         ----------
                                                                                         53,849,135
                                                                                         ----------
Internet Services  (0.3%):
                  25,200   CNET Networks, Inc. (b) (L)                                      237,888
                   3,750   j2 Global Communications, Inc. (b)                               128,663
                           (L)
                  21,900   Openwave Systems, Inc. (b) (L)                                   266,961
                   6,500   Softbank Corp. (L)                                               268,605
                   1,900   Travelzoo, Inc. (b) (L)                                           94,468
                  10,490   WebEx Communications, Inc. (b)                                   226,479
                           (L)
                      24   Yahoo Japan Corp. (b)                                             56,545
                      24   Yahoo Japan Corp. (b) (L)                                         56,320

                  30,700   Yahoo, Inc. (b)                                                1,040,729
                                                                                         ----------
                                                                                          2,376,658
                                                                                         ----------
Machinery and Equipment  (1.9%):
                   3,160   Albany International Corp. Class A                                97,581
                   3,500   Atlas Copca AB, A Shares (L)                                     168,212
                   3,540   Briggs & Stratton Corp.                                          128,891
                   2,500   Cascade Corp.                                                     87,500
                  37,500   Caterpillar, Inc.                                              3,429,000
                  35,900   Deere & Co.                                                    2,409,967
                  12,000   Eaton Corp.                                                      784,800
                  29,200   Fastenal Co. (L)                                               1,615,052
                 104,850   Graco, Inc.                                                    4,231,746
                   9,700   Lincoln Electric Holdings, Inc. (L)                              291,776
                   2,600   NIDEC Corp. (L)                                                  324,514
                  10,700   Schneider SA (L)                                                 840,631
                   3,400   SMC Corp. (L)                                                    385,583
                   5,700   Stewart & Stevenson Services, Inc.                               130,473
                           (L)
                   6,000   Watsco, Inc. (L)                                                 252,600
                  31,600   Zebra Technologies Corp., Class A                              1,500,684
                                                                                         ----------
                           (b)
                                                                                         16,679,010
                                                                                         ----------
Manufacturing  (1.0%):
                   3,300   Applied Industrial Tech, Inc.                                     89,760
                  13,100   Assa Abloy AB Class B (L)                                        185,995
                   6,100   Cummins, Inc. (L)                                                429,135
                  27,400   FEI Co. (b) (L)                                                  634,310
                   2,100   Grief Brothers Co., Class A (L)                                  146,328
                   3,300   Griffon Corp. (b) (L)                                             70,653
                  16,700   Illinois Tool Works, Inc.                                      1,495,151
                  24,000   Ingersoll-Rand Co.                                             1,911,600
                  10,000   INI Steel Co. (b)                                                160,512
                   4,200   Moog, Inc. (b)                                                   189,840
                  47,400   Parker Hannifin Corp.                                          2,887,608
                   8,100   Siemens AG                                                       640,787
                                                                                         ----------
                                                                                          8,841,679
                                                                                         ----------
Medical Products  (4.9%):
                  96,000   Amgen, Inc. (b)                                                5,588,160
                  19,950   Applera Corp.-Celera Genomics                                    204,488
                           Group (b)
                 105,000   Baxter International, Inc.                                     3,567,900
                  29,400   Beckman Coulter, Inc.                                          1,953,630
                  36,500   Biomet, Inc.                                                   1,324,950
                  22,500   Cerner Corp. (b) (L)                                           1,181,475
                  40,500   Depomed, Inc. (b) (L)                                            159,570
                  14,800   Diagnostic Products Corp.                                        714,840
                  24,300   Edwards Lifesciences Corp. (b)                                 1,050,246
                  15,110   Exelixis, Inc. (b)                                               102,446
                  46,800   Forest Laboratories, Inc., Class A                             1,729,260
                           (b)
                  64,864   Genzyme Corp. (b)                                              3,712,815
                   8,410   Haemonetics Corp. (b)                                            354,566
                   2,200   Hoya Corp. (L)                                                   242,708
                   7,780   Immucor, Inc. (b) (L)                                            234,878
                  90,100   Johnson & Johnson, Inc.                                        6,051,115
                  72,000   Laboratory Corp. of America                                    3,470,400
                           Holdings (b) (L)
                   3,940   Landauer, Inc. (L)                                               187,308
                   6,870   Medical Action Industries (b) (L)                                129,843
                  66,200   Medtronic, Inc.                                                3,372,890
                   1,600   Millipore Corp. (b)                                               69,440
                  27,000   Patterson Co., Inc. (b) (L)                                    1,348,650
                  17,060   Per-Se Technologies, Inc. (b) (L)                                261,871
                  10,600   Respironics, Inc. (b)                                            617,662
                  40,100   Sanofi-Synthelabo SA (L)                                       3,390,134
                   4,500   Steris Corp. (b)                                                 113,625
                   1,100   Surmodics, Inc. (b)                                               35,101

                   2,500   Sybron Dental Specialities, Inc. (b)                              89,750
                   5,600   Syneron Medical, Ltd. (b)                                        178,416
                  20,380   Zeneca Group Plc                                                 803,323
                                                                                         ----------
                                                                                         42,241,460
                                                                                         ----------
Metals and Mining  (1.2%):
                  11,900   Alcan, Inc. (L)                                                  452,453
                   6,600   Anglo American Plc                                               156,516
                  14,023   Broken Hill Proprietary Co. Ltd.                                 193,845
                  17,600   Cameco Corp.                                                     779,297
                   9,890   Carpenter Technology Corp.                                       587,565
                  10,440   Commercial Metals Co. (L)                                        353,812
                   9,000   Companhia Vale do Rio Doce ADR                                   239,130
                   9,000   Companhia Vale do Rio Doce ADR                                   284,490
                   5,540   Compass Minerals International,                                  140,993
                           Inc.
                   1,300   Falconbridge, Ltd.                                                46,634
                   3,640   Freeport-McMoran-Cooper Corp. (b)                                194,558
                  13,300   Inco Ltd. (b)                                                    529,340
                   2,820   Kennametal, Inc.                                                 133,922
                   6,700   Metals USA, Inc. (b) (L)                                         131,253
                   3,900   Mining and Metallurgical Company                                 227,565
                           Norilsk Nickel
                   4,400   Mueller Industries, Inc.                                         123,860
                   6,700   Noranda, Inc.                                                    134,626
                   6,410   NS Group, Inc. (b)                                               201,338
                  36,400   Phelps Dodge Corp.                                             3,702,971
                  25,600   Repsol Ypf S.A. (L)                                              679,393
                  25,500   Timken Co.                                                       697,170
                   4,390   Veritas DGC, Inc. (b)                                            131,524
                  17,600   Xstrata Plc                                                      335,897
                                                                                         ----------
                                                                                         10,458,152
                                                                                         ----------
Oil and Gas  (6.1%):
                  26,146   Billiton Plc                                                     351,275
                  17,800   Chesapeake Energy Corp.                                          390,532
                 128,622   ChevronTexaco Corp.                                            7,499,949
                  66,219   ConocoPhillips                                                 7,141,057
                 112,680   Devon Energy Corp.                                             5,380,470
                  26,150   Eni SpA (L)                                                      680,735
                 211,100   Exxon Mobil Corp.                                             12,581,559
                   9,100   Frontier Oil Corp.                                               329,966
                   5,580   Houston Exploration Co. (b)                                      317,781
                   2,600   Kaneb Services, LLC (L)                                          110,890
                  23,300   Kerr-McGee Corp.                                               1,825,089
                   4,177   L'Air Liquide (L)                                                770,322
                  64,200   Occidental Petroleum Corp.                                     4,569,114
                   8,000   Patterson-UTI Energy, Inc.                                       200,160
                   7,400   Petroleo Brasileiro SA - ADR                                     326,932
                  53,000   Royal Dutch Petroleum (L)                                      3,176,804
                  48,000   Royal Dutch Petroleum - New York                               2,881,920
                           Shares - ADR
                  44,500   Sasol Ltd.                                                     1,038,470
                  18,200   Shell Transportation & Trading Co.                               163,357
                           Plc
                  10,160   Stone Energy Corp. (b)                                           493,471
                   5,900   Suncor Energy, Inc. (L)                                          237,639
                   8,120   Tesoro Petroleum Corp. (b)                                       300,602
                   4,000   Ultra Petroleum Corp. (b)                                        203,200
                  23,900   Unocal Corp.                                                   1,474,391
                  19,170   Vintage Petroleum, Inc. (L)                                      603,088
                   5,400   YUKOS ADR (b) (L)                                                 12,204
                                                                                         ----------
                                                                                         53,060,977
                                                                                         ----------
Pharmaceuticals  (5.8%):
                 144,700   Abbott Laboratories                                            6,745,914
                  54,710   Abgenix, Inc. (b) (L)                                            382,970
                  28,800   Amylin Pharmaceuticals (b) (L)                                   503,712
                  19,670   Astrazeneca Plc                                                  780,578
                  17,900   Barr Pharmaceuticals, Inc. (b)                                   874,057

                   3,500   Bayer AG                                                         115,993
                  35,380   BioMarin Pharmaceutical, Inc. (b)                                182,207
                           (L)
                  36,340   Cephalon, Inc. (b) (L)                                         1,701,802
                  94,000   Chiron Corp. (b) (L)                                           3,295,640
                  43,500   Cubist Pharmaceuticals, Inc. (b)                                 461,970
                  39,150   CV Therapeutics, Inc. (b) (L)                                    797,094
                  46,500   Dendreon Corp. (b) (L)                                           253,425
                  21,100   Eli Lilly & Co.                                                1,099,310
                  12,360   Encysive Pharmaceuticals, Inc. (b)                               126,319
                           (L)
                  16,700   Endo Pharmaceuticals Holdings, Inc.                              376,585
                            (b)
                  92,100   Gilead Sciences, Inc. (b)                                      3,297,180
                  39,200   Hospira, Inc. (b)                                              1,264,984
                  64,200   Human Genome Sciences, Inc. (b)                                  591,924
                           (L)
                  26,900   ICOS Corp. (b) (L)                                               604,174
                  46,000   Incyte Pharmaceutical, Inc. (b) (L)                              314,180
                  20,900   Intermune, Inc. (b) (L)                                          229,900
                 120,500   King Pharmaceuticals, Inc. (b)                                 1,001,355
                  48,400   Ligand Pharmaceutical, Class B (b)                               277,332
                           (L)
                  63,908   Medco Health Solutions, Inc. (b)                               3,167,920
                 120,400   Millennium Pharmaceuticals, Inc.                               1,013,768
                           (b)
                   6,600   Neurocrine Biosciences, Inc. (b) (L)                             251,196
                  45,761   Novartis AG                                                    2,142,347
                   4,100   Novo-Nordisk AS                                                  228,882
                  36,280   NPS Pharmaceuticals, Inc. (b) (L)                                457,854
                 368,715   Pfizer, Inc.                                                   9,686,144
                  50,960   Regeneron Pharmaceuticals, Inc. (b)                              260,406
                            (L)
                   2,784   Roche Holding AG (L)                                             299,445
                  29,900   Sankyo Co. (L)                                                   631,769
                     667   Sanofi-Aventis (b) (L)                                            56,346
                     414   Serono SA-B (L)                                                  301,495
                   8,000   Teva Pharmaceutical SP - ADR                                     248,000
                  33,700   Trimeris, Inc. (b) (L)                                           379,462
                   6,100   UCB SA (L)                                                       295,946
                 109,500   Watson Pharmaceutical, Inc. (b)                                3,364,935
                  44,400   Wyeth                                                          1,872,792
                  16,380   Zymogenetics, Inc. (b) (L)                                       249,959
                                                                                         ----------
                                                                                         50,187,271
                                                                                         ----------
Printing and Publishing  (0.8%):
                   8,870   Advo, Inc.                                                       332,182
                  38,000   McGraw-Hill Companies, Inc.                                    3,315,501
                  74,100   Pearson Plc                                                      903,129
                   9,700   Reed Elsevier NV                                                 146,614
                  69,800   Reed International Plc                                           723,442
                   7,500   Schibsted ASA                                                    197,762
                  14,900   Thomson Corp.                                                    496,915
                   3,100   Thomson Corp. (L)                                                103,953
                  14,015   VNU NV                                                           409,827
                                                                                         ----------
                                                                                          6,629,325
                                                                                         ----------
Real Estate  (1.4%):
                  19,300   Aames Investment Corp.                                           158,260
                 171,000   Amoy Properties Ltd. (L)                                         247,751
                  18,860   Anthracite Capital, Inc. (L)                                     210,100
                   7,990   Arbor Realty Trust, Inc. (L)                                     197,753
                  51,500   Archston-Smith Trust                                           1,756,665
                  23,600   Boston Properties, Inc.                                        1,421,428
                   4,130   CB Richard Ellis Group, Inc. (b)                                 144,509
                  11,100   Equity One, Inc.                                                 228,549
                   7,020   General Growth Properties, Inc.                                  239,382
                  94,000   Hopewell Holdings, Ltd. (L)                                      221,762
                   9,150   IMPAC Mortgage Holdings (L)                                      175,497

                  35,090   IndyMac Mortgage Holdings, Inc.                                1,193,060
                   5,700   Inland Real Estate Corp.                                          85,671
                  41,000   iStar Financial, Inc.                                          1,688,380
                   9,700   Kramont Realty Trust (L)                                         226,980
                  86,000   Mitsubishi Estate Co. (L)                                      1,001,832
                  26,000   Mitsui Fudosan (L)                                               306,040
                  12,400   Nationwide Health Properties, Inc.                               250,604
                           (L)
                  23,300   Pulte Homes, Inc.                                              1,715,579
                   4,210   Redwood Trust, Inc. (L)                                          215,468
                  19,300   Senior Housing Properties Trust                                  321,924
                  15,100   Technical Olympic USA (L)                                        456,020
                                                                                         ----------
                                                                                         12,463,214
                                                                                         ----------
Restaurants  (1.1%):
                  11,005   CEC Entertainment, Inc. (b)                                      402,783
                  48,300   Cheesecake Factory, Inc. (b) (L)                               1,712,235
                   9,400   CKE Restaurants, Inc. (b) (L)                                    148,990
                   5,580   Dave & Buster's, Inc. (b) (L)                                    104,346
                 225,700   McDonald's Corp.                                               7,028,298
                   3,000   P.F. Chang's China Bistro, Inc. (b)                              179,400
                           (L)
                   5,600   Panera Bread Co., Class A (b) (L)                                316,568
                                                                                         ----------
                                                                                          9,892,620
                                                                                         ----------
Retail  (4.2%):
                  44,200   Abercrombie & Fitch Co., Class A                               2,530,008
                   5,600   Aeropostale, Inc. (b)                                            183,400
                   2,800   AnnTaylor Stores Corp. (b)                                        71,652
                  48,300   Bed Bath & Beyond, Inc. (b)                                    1,764,882
                  75,400   Best Buy Co.                                                   4,072,354
                   4,200   Burlington Coat Factory                                          120,540
                           Warehouse
                  10,270   Cato Corp.                                                       331,208
                   4,900   Cawachi, Ltd.                                                    208,442
                  46,600   Claire's Stores, Inc.                                          1,073,664
                   6,500   Columbia Sportswear Co. (b) (L)                                  345,995
                  92,000   Dollar General Corp. (L)                                       2,015,720
                   6,400   Dollar Tree Stores, Inc. (b)                                     183,872
                  30,200   Esprit Asia Holdings Ltd.                                        206,190
                   2,300   Fast Retailing Co., Ltd.                                         139,557
                  16,480   Gamestop Corp. (b) (L)                                           365,197
                 107,600   Gap, Inc.                                                      2,349,984
                  11,800   Genesco, Inc. (b)                                                335,356
                  11,200   Home Depot, Inc.                                                 428,288
                  53,100   Jusco Ltd. (L)                                                   899,066
                 149,470   Limited Brands                                                 3,632,121
                   4,800   Longs Drug Stores Corp.                                          164,256
                  33,800   Lowe's Cos., Inc.                                              1,929,642
                  42,300   Michaels Stores, Inc.                                          1,535,490
                   7,420   Movie Gallery, Inc.                                              212,806
                  16,000   New York & Co. (b) (L)                                           321,120
                  12,910   Pacific Sunwear of California, Inc.                              361,222
                           (b)
                   3,600   Pantry, Inc. (b) (L)                                             111,492
                   2,000   Shimamura Co. Ltd. (L)                                           153,515
                   3,200   Shopko Stores, Inc. (b)                                           71,104
                  60,410   Staples, Inc.                                                  1,898,686
                   8,500   Urban Outfitters, Inc. (b)                                       407,745
                  68,400   Wal-Mart Stores, Inc.                                          3,427,524
                  43,000   Walgreen Co.                                                   1,910,060
                 169,900   Walmart De Mexico SA                                             595,634
                  18,400   Whole Foods Market, Inc.                                       1,879,192
                  12,400   Williams-Sonoma, Inc. (b)                                        455,700
                                                                                         ----------
                                                                                         36,692,684
                                                                                         ----------
Technology  (2.8%):
                 134,500   Agilent Technologies, Inc. (b)                                 2,985,900
                  41,000   Aquantive, Inc. (b) (L)                                          453,870
                  15,700   ATI Technologies, Inc. (b)                                       270,982

                  24,800   Axcelis Technologies, Inc. (b)                                   181,040
                  40,300   Brooks Automation, Inc. (b)                                      611,754
                   6,900   Canon, Inc.                                                      370,933
                   2,400   Dolby Laboratories, Inc., Class A                                 56,400
                           (b)
                  27,600   Emulex Corp. (b)                                                 519,984
                  16,900   Eresearch Technology, Inc. (b) (L)                               199,082
                  40,600   Genesis Microchip, Inc. (b) (L)                                  586,670
                  16,400   Hitachi High Technology Corp.                                    259,892
                  10,100   Hutchinson Technology, Inc. (b) (L)                              351,278
                   7,000   Integrated Device Technolgy, Inc.                                 84,210
                           (b)
                 400,600   Intel Corp.                                                    9,305,937
                  41,200   Linear Technology Corp.                                        1,578,372
                  13,400   Mindspeed Technologies (b) (L)                                    29,882
                   9,600   Plantronics, Inc.                                                365,568
                  14,100   QLogic Corp. (b)                                                 571,050
                  95,900   RF Micro Devices, Inc. (b)                                       500,598
                  25,100   Storage Technology Corp. (b)                                     773,080
                 121,500   Texas Instruments, Inc.                                        3,097,035
                   3,100   United Defense Industries, Inc.                                  227,602
                  74,750   Western Digital Corp. (b)                                        953,063
                                                                                         ----------
                                                                                         24,334,182
                                                                                         ----------
Telecommunications  (4.7%):
                  26,810   Adtran, Inc.                                                     472,928
                  21,800   America Movil                                                  1,124,880
                  21,650   Aspect Communications Corp. (b)                                  225,377
                  54,700   Avaya, Inc. (b)                                                  638,896
                 137,100   CenturyTel, Inc.                                               4,502,364
                 924,000   China Telecom Corp., Ltd.                                        322,835
                  72,100   Citizens Communications Co.                                      932,974
                   4,900   Comtech Telecommunications Corp.                                 255,290
                           (b) (L)
                   8,300   Ditech Communications Corp. (b)                                  103,501
                           (L)
                   6,800   Ericsson ADR (b) (L)                                             191,760
                 198,000   Hutchison Telecommunications                                     189,131
                           International, Ltd. (b)
                  11,300   Iowa Telecommunications Services,                                220,350
                           Inc.
                 130,300   Koninklijke (Royal) KPN NV                                     1,168,473
                  35,500   Korea Telecom Corp.                                              756,505
                  81,700   Matav Rt.                                                        384,756
                 310,000   Motorola, Inc.                                                 4,640,700
                  48,600   National Grid Group                                              450,221
                  81,800   Nextel Communications, Inc, Class                              2,324,756
                           A (b)
                  52,100   Nextel Partners, Inc., Class A (b)                             1,144,116
                  13,300   Nokia Oyj - Class A (L)                                          206,732
                  54,000   Polycom, Inc. (b)                                                915,300
                  16,600   Portugal Telecom, Sgps, SA                                       195,030
                  45,130   Premiere Global Services, Inc. (b)                               510,872
                  40,900   Qualcomm, Inc.                                                 1,498,985
                  42,160   Rural Cellular Corp. (b) (L)                                     223,026
                  28,700   SBC Communications, Inc.                                         679,903
                  33,700   Scientific-Atlanta, Inc.                                         951,014
                 398,500   Singapore Telecommunications Ltd                                 623,374
                  17,700   Societe Europeenne Satellite                                     227,277
                 151,200   Sprint Corp.                                                   3,439,800
                   2,077   Swisscom AG                                                      764,128
                   5,800   Tele Danmark AS Class B (L)                                      245,115
                 182,000   Telefonaktiebolaget LM Ericsson (b)                              514,226
                           (L)
                  81,830   Telefonica De Espana                                           1,429,345
                   4,700   Telefonos de Mexico ADR                                          162,291
                  34,886   Telekom Austria AG                                               684,626
                 110,400   Telesp Celular Participa - ADR (b)                               660,192

                   8,200   Telus Corp.                                                      263,585
                  11,500   Telus Corp.                                                      353,883
                 126,120   UnitedGlobalCom (b)                                            1,193,095
                  23,252   Verizon Communications, Inc.                                     825,446
                  12,700   Vivendi Universal (b) (L)                                        390,025
               1,491,568   Vodafone Group Plc                                             3,959,965
                                                                                     --------------
                                                                                         40,967,048
                                                                                     --------------
Transportation  (1.6%):
                   2,840   Alexander & Baldwin                                              117,008
                  13,690   Arkansas Best Corp. (L)                                          517,208
                  56,200   Burlington Northern Santa Fe Corp.                             3,030,866
                  67,000   CSX Corp.                                                      2,790,550
                  32,000   Expeditors International of                                    1,713,600
                           Washington, Inc.
                  81,000   Japan Airlines System Corp.                                      237,033
                   3,100   Landstar System, Inc. (b)                                        101,525
                   6,700   Overnite Corporation                                             214,333
                 192,461   Qantas Airways, Ltd.                                             528,518
                  16,950   Ryder System, Inc.                                               706,815
                 117,500   Southwest Airlines Co.                                         1,673,200
                   6,980   USF Corp. (L)                                                    336,855
                  35,000   Yamato Transport (L)                                             501,963
                  20,100   Yellow Roadway Corp. (b)                                       1,176,654
                                                                                     --------------
                                                                                         13,646,128
                                                                                     --------------
Waste Management  (0.8%):
                   7,510   Duratek, Inc. (b) (L)                                            149,825
                 242,100   Waste Management, Inc.                                         6,984,585
                                                                                     --------------
                                                                                          7,134,410
                                                                                     --------------
TOTAL COMMON STOCKS                                                                     848,288,008
                                                                                     --------------
CONVERTIBLE BONDS  (0.1%):
Financial Services  (0.1%):
              33,000,000   SMFG Finance (Cayman) LTD.,                                      711,940
                                                                                     --------------
                           2.25%, 7/11/05 (R)
TOTAL CONVERTIBLE BONDS                                                                     711,940
                                                                                     --------------

EXCHANGE TRADED FUNDS  (0.2%):
                  22,500   I Shares Russell 1000 (L)                                      1,426,500
                                                                                     --------------
TOTAL EXCHANGE TRADED FUNDS                                                               1,426,500
                                                                                     --------------
REPURCHASE AGREEMENT  (1.7%):
              14,283,000   Repurchase Agreement with State                               14,283,000
                                                                                     --------------
                           Street Bank, 2.38%, 4/1/05
                           (Proceeds at maturity of $14,283,944,
                            collateralized by $4,406,436 Fannie
                           Mae 3.125% due 12/15/07; $6,229,891
                            Federal Home Loan Bank 3.625% due
                            1/15/08; $3,570,473 Fannie Mae
                           5.75% due 2/15/08; $374,086 Fannie
                             Mae 3.25% due 8/15/08)

TOTAL REPURCHASE AGREEMENT                                                               14,283,000
                                                                                     --------------

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (11.2%):
              97,180,422   State Street Navigator Securities                             97,180,422
                                                                                     --------------
                           Lending Prime Portfolio
TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES                               97,180,422
                                                                                     --------------

TOTAL (COST $872,914,756) (A)                                                        $  961,889,870
                                                                                     --------------

------------

Percentages indicated are based on net assets of $864,134,643.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $10,428,503 and by PFIC mark to market of $327,377. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation....................................    $ 112,297,279
Unrealized depreciation....................................      (34,078,045)
                                                               -------------
Net unrealized appreciation (depreciation).................    $  78,219,234
                                                               =============

(b) Non-income producing securities.

(c) Investment in affiliate.

(L) A portion or all of the Security is on loan.

(R) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally for qualified buyers. The Advisor using procedures approved by the Board of Trustees has deemed these securities liquid.
ADR   American Depository Receipt
GDR   Global Depository Receipt

See notes to schedules of investments.

COUNTRY                                                  % OF MARKET VALUE                      VALUE
------------------                                       -----------------                   ------------
United States                                                  87.47                          841,345,219
Japan                                                           2.57                           24,691,229
United Kingdom                                                  1.49                           14,367,885
Netherlands                                                     1.23                           11,874,328
France                                                          1.23                           11,822,518
Switzerland                                                     0.93                            8,939,577
Korea                                                           0.71                            6,858,195
Germany                                                         0.54                            5,188,185
Spain                                                           0.52                            4,999,113
Canada                                                          0.44                            4,197,079
Bermuda                                                         0.42                            4,044,815
Australia                                                       0.36                            3,422,423
Mexico                                                          0.25                            2,400,245
Brazil                                                          0.24                            2,095,204
Taiwan                                                          0.19                            1,836,794
Hong Kong                                                       0.17                            1,637,130
Puerto Rico                                                     0.16                            1,539,442
Sweden                                                          0.15                            1,467,828
South Africa                                                    0.13                            1,291,051
India                                                           0.09                              839,244
Italy                                                           0.09                              839,106
Cayman Islands                                                  0.07                              711,940
Austria                                                         0.07                              684,626
Singapore                                                       0.06                              623,374
Ireland                                                         0.05                              489,495
Denmark                                                         0.05                              473,998
Norway                                                          0.04                              421,394
Turkey                                                          0.04                              418,023
Hungary                                                         0.04                              384,756
Finland                                                         0.04                              342,298
China                                                           0.03                              322,835
Belgium                                                         0.03                              295,946
Israel                                                          0.03                              248,000
Russian Federation                                              0.02                              239,768
Luxembourg                                                      0.02                              227,277
Portugal                                                        0.02                              195,030
Malaysia                                                        0.01                              114,500
                                                              ------                         ------------
TOTAL INVESTMENTS                                             100.00                         $961,889,870
                                                              ======                         ============

NEW COVENANT FUNDS
INCOME FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

         SHARES
           OR
        PRINCIPAL                       SECURITY
         AMOUNT                        DESCRIPTION                                         VALUE
        ---------                      -----------                                         -----
ASSET BACKED SECURITIES  (24.0%):

               4,545,000   Bank of America Commercial                                  $    4,665,478
                           Mortgage  Inc., 5.305%, 6/10/39 *

               1,105,000   Bank of America Commercial                                       1,083,966
                           Mortgage Inc., 4.50%, 7/10/42 *

               3,947,148   Bear Stearns Commercial Mortgage                                 4,072,184
                           Securities, 6.08%, 2/15/35

               4,615,000   Bear Stearns Commercial Mortgage                                 4,738,093
                           Securities, 5.47%, 6/11/41 *

               1,100,000   Chase Funding Loan Acquisition                                   1,105,766
                           Trust, 3.25%, 5/25/34 *

               4,130,000   Citigroup Commercial  Mortgage                                   4,023,444
                           Loan, 4.73%, 10/15/41 *

               1,195,000   Commercial Mortgage Pass-Through                                 1,221,401
                           Certificate, 5.28%, 7/10/37 *

               5,107,636   Countrywide Home Loan, 3.22%,                                    5,118,955
                           2/25/35 *

               1,097,443   Countrywide Home Loan, 3.12%,                                    1,097,443
                           4/25/35 *

               3,280,000   First Franklin Mortgage Loan, 3.25%,                             3,294,883
                            12/25/32 *

               3,510,000   General Electric Capital Corp.,                                  3,754,240
                           6.125%, 2/22/11

               1,043,457   GMAC Commercial Mortgage Corp.,                                  1,010,662
                           2.96%, 3/10/39

               5,230,000   GMAC Commercial Mortgage                                         5,309,843
                           Securities, Inc., 5.30%, 8/10/38

               1,053,871   GSAMP Trust, 3.12%, 12/25/34 *                                   1,056,653

               1,076,765   Harborview Mortgage Loan Trust,                                  1,077,782
                           3.12%, 2/19/42 *

               3,416,741   Indymac Indx Mortgage Loan Trust,                                3,429,884
                           3.28%, 9/25/34 *

               3,597,862   Indymac Indx Mortgage Loan Trust,                                3,600,111
                           3.25%, 11/25/34 *

                 957,046   Indymac Indx Mortgage Loan Trust,                                  958,900
                           3.21%, 1/25/35 *

               3,489,652   Ixis Real Estate Capital Trust,                                  3,492,333
                           3.04%, 2/25/35 *

               5,202,857   JP Morgan Chase Commercial                                       5,159,394
                           Mortgage Securities Co., 4.28%,
                           5/15/41 *

               4,170,000   JP Morgan Chase Commercial                                       4,232,892
                           Mortgage Securities Co., 5.22%,
                           5/15/41

               5,063,329   LB Commercial Conduit Mortgage                                   5,184,753
                           Trust, 6.41%, 6/15/31

               1,095,000   LB-UBS Commercial Mortgage Trust,                                1,069,365
                            4.785%, 10/15/29 *

               3,215,091   Lehman Brothers, 7.18%, 9/15/19,                                 3,403,803
                           Series 2000-C4


                 762,046   Master Adjustable Rate Mortgages                                   743,707
                           Trust, 3.79%, 11/21/34 *

                 753,090   Master Adjustable Rate Mortgages                                   743,464
                           Trust, 3.82%, 12/21/34 *

               4,795,000   Merrill Lynch Mortgage Investors,                                4,746,091
                           Inc., 4.51%, 2/25/35 *

               1,057,267   Morgan Stanley Mortgage Loan                                     1,069,578
                           Trust, 5.45%, 10/25/34 *

               4,377,810   Morgan Stanley Mortgage Loan                                     4,396,345
                           Trust, 5.14%, 11/25/34 *

               2,011,804   Mortgageit Trust, 4.25%, 2/25/35 *                               1,975,592

               2,734,221   Residential Asset Mortgage Product,                              2,796,819
                           6.50%, 10/25/16

               5,865,000   Residential Asset Mortgage                                       5,928,690
                           Products, Inc., 5.57%, 6/25/32, Series
                            2002-RS3, Class A15

               1,072,638   Saxon Asset Securities Trust,                                    1,073,850
                           2.71%, 3/25/35 *

               6,155,000   Structured Adjustable Rate Mortgage                              6,047,978
                            Loan Trust, 4.72%, 7/25/34 *

               5,220,000   UBS Commercial Mortgage Trust,                                   5,444,463
                           5.59%, 6/15/31

                 815,000   Washington Mutual, 3.81%, 6/25/34 *                                788,596

                  47,151   Washington Mutual, 4.66%, 2/25/35                                   47,306

               4,087,132   Washington Mutual, 3.11%, 7/25/44 *                              4,097,861

               4,605,000   Wells Fargo Mortgage Backed                                      4,410,902
                           Securities Trust, 3.54%, 9/25/34 *

               4,115,000   Wells Fargo Mortgage Backed                                      4,050,806
                           Securities Trust, 4.55%, 1/25/35 *

               3,720,000   Wells Fargo Mortgage Backed                                      3,685,032
                           Securities Trust, 4.54%, 4/25/35 *                             -----------


TOTAL ASSET BACKED SECURITIES                                                             125,209,308
                                                                                          -----------

CORPORATE BONDS  (19.1%):

               2,165,000   Alcan, Inc., 6.125%, 12/15/33                                    2,305,190

               1,900,000   Alliance Capital Management,                                     1,934,069
                           5.625%, 8/15/06

               3,120,000   American General Finance, 6.10%,                                 3,190,811
                           5/22/06

               1,000,000   American General Finance, 5.875%,                                1,022,591
                           7/14/06 (L)

                 780,000   American General Finance, 4.50%,                                   781,534
                           11/15/07

                 675,000   AOL Time Warner, Inc., 6.875%,                                     738,197
                           5/1/12

               2,400,000   AOL Time Warner, Inc., 7.625%,                                   2,828,129
                           4/15/31

               1,000,000   Bank of America Corp., 4.375%,                                     985,801
                           12/1/10

               5,000,000   Bank of New York, 4.14%, 8/2/07                                  4,984,774

               3,675,000   Bottling Group Llc, 5.00%, 11/15/13                              3,676,077

               1,125,000   BRE Properties, Inc., 7.125%,                                    1,255,397
                           2/15/13

               3,800,000   Burlington North Santa Fe, 6.75%,                                4,176,010
                           7/15/11

               2,500,000   Carolina Power & Light, 6.50%,                                   2,714,920
                           7/15/12

                 750,000   Carramerica Realty Corp., 5.125%,                                  751,527
                           9/1/11


               1,500,000   Caterpillar Financial Services Corp.,                            1,466,552
                           3.70%, 8/15/08
              10,000,000   Coca-Cola Enterprises, 6/20/20                                   4,256,990

               1,265,000   Duke Realty Corp., 7.05%, 3/1/06                                 1,287,060

               1,600,000   EOP Operating LP, 6.80%, 1/15/09                                 1,709,901

               1,989,802   FedEx Corp., 6.72%, 1/15/22, Series                              2,240,447
                            98-1A

               1,950,000   Firstar Bank, 7.125%, 12/1/09                                    2,153,627

               2,300,000   Ford Motor Corp., 6.375%, 2/1/29                                 1,897,247

                 500,000   Ford Motor Credit Co., 7.375%,                                     502,665
                           10/28/09

               3,350,000   General Mills, Inc., 6.00%, 2/15/12                              3,567,271

               1,920,000   General Motors Acceptance Corp.,                                 1,739,478
                           6.875%, 9/15/11

                 615,000   General Motors Corp., 8.80%, 3/1/21                                554,359
                            (L)

               3,533,472   Home Equity Mortgage Trust, 3.05%,                               3,536,024
                            4/25/35 *

               1,400,000   Household Finance Corp., 6.40%,                                  1,477,148
                           6/17/08

                 600,000   Household Finance Corp., 4.75%,                                    601,342
                           5/15/09

               1,500,000   Household Finance Corp., 4.125%,                                 1,459,991
                           11/16/09

               1,070,000   International Paper Co., 6.50%,                                  1,120,222
                           11/15/07

                 475,000   International Paper Co., 5.85%,                                    495,779
                           10/30/12

                 675,000   May Department Stores Co., 7.45%,                                  752,821
                            9/15/11

               4,000,000   Merrill Lynch & Co., 4.125%,                                     3,902,140
                           9/10/09

               3,525,000   Morgan Stanley, 3.625%, 4/1/08                                   3,444,708

                 750,000   National City Corp., 4.50%,                                        743,015
                           3/15/10

               2,600,000   National City Corp., 6.875%,                                     2,957,216
                           5/15/19

               2,500,000   Nationwide Life, 5.35%, 2/15/07 (R)                              2,547,738

               1,445,000   Pacific Gas & Electric, 6.05%,                                   1,488,870
                           3/1/34

               3,785,000   PNC Funding Corp., 6.125%,                                       3,966,044
                           2/15/09

               2,975,000   SBC Communications, Inc., 4.125%,                                2,896,451
                            9/15/09

                 900,000   Sprint Capital Corp., 7.625%,                                    1,002,989
                           1/30/11

               2,645,000   Sprint Capital Corp., 6.875%,                                    2,840,227
                           11/15/28

               2,800,000   SunTrust Banks, Inc., 4.25%,                                     2,748,939
                           10/15/09 (L)

               2,500,000   USAA Capital Corp., 5.59%,                                       2,566,095
                           12/20/06 (R)

               1,085,000   Washington Mutual, 3.95%, 7/25/34 *                              1,055,463

               3,000,000   Washington Mutual Capital Inc,                                   2,922,558
                           4.20%, 1/15/10

               2,500,000   Wells Fargo Corp., 4.20%, 1/15/10                                2,447,045
                                                                                           ----------
TOTAL CORPORATE BONDS                                                                      99,693,449
                                                                                           ----------

MORTGAGE-BACKED SECURITIES  (38.2%):
                           FANNIE MAE
               5,631,326     7.07%, 11/1/06                                                 5,805,031
               2,980,907     7.185%, 5/1/07                                                 3,098,265
               2,255,398     7.74%, 6/1/07                                                  2,366,744
                 473,642     6.61%, 9/1/07                                                    492,061
               2,146,939     6.23%, 1/1/08                                                  2,225,541
               3,604,744     6.36%, 8/1/08                                                  3,772,693
                 929,844     6.13%, 10/1/08                                                   968,958
               1,427,587     7.01%, 11/1/08                                                 1,526,274
               4,107,698     6.14%, 4/1/09                                                  4,303,490
               4,740,866     7.32%, 12/1/10                                                 5,267,750
               3,219,427     6.20%, 1/1/11                                                  3,419,608
               3,835,075     6.48%, 1/1/11                                                  4,120,209
                 955,417     6.09%, 5/1/11                                                  1,013,016
               1,331,128     6.305%, 5/1/11                                                 1,423,006
               6,021,261     3.95%, 7/1/13                                                  5,662,076
               5,070,000     6.00%, 12/25/16, Series 01-71,                                 5,238,884
                             Class QE
               5,305,000     4.50%, 3/25/17                                                 5,217,216
               6,290,000     6.00%, 3/25/17                                                 6,503,204
                 455,555     6.50%, 6/1/17, FN 254343                                         475,978
               2,149,103     6.50%, 8/1/17                                                  2,245,489
                 865,000     4.50%, 4/1/20 (b)                                                845,807
               2,755,000     4.50%, 4/1/20 (b)                                              2,693,872
               3,140,000     4.50%, 4/1/20 (b)                                              3,070,330
                 760,000     4.50%, 4/1/20 (b)                                                743,137
                 720,000     4.50%, 4/1/20 (b)                                                704,025
               6,270,000     4.50%, 4/1/20 (b)                                              6,130,880
               1,590,000     4.50%, 9/25/25                                                 1,592,888
                 224,163     7.50%, 5/1/27                                                    240,650
                 261,650     7.50%, 4/1/29                                                    281,039
                 229,172     7.50%, 4/1/29, Pool # 323645                                     246,155
                  16,829     7.50%, 8/1/29, Pool # 252712                                      18,051
                 234,028     7.50%, 7/1/30                                                    251,370
                 848,724     7.50%, 12/1/30                                                   910,013
               2,300,461     6.09%, 10/25/31                                                2,329,613
               1,273,212     7.00%, 6/1/32                                                  1,343,297
               3,757,751     6.50%, 7/1/32                                                  3,908,085
                 960,000     4.50%, 7/25/33                                                   940,261
               4,234,832     7.00%, 12/25/33                                                4,433,404
               2,835,000     5.00%, 3/25/34                                                 2,833,205
               1,195,000     5.00%, 4/1/35 (b)                                              1,168,485
               2,465,000     5.00%, 4/1/35 (b)                                              2,410,307
                 841,114     2.99%, 4/25/35 *                                                 841,847
               2,590,000     5.00%, 5/1/35 (b)                                              2,525,250
               3,731,970     7.00%, 10/25/41                                                3,891,815
               5,230,000     5.50%, 7/25/42                                                 5,271,047
               2,619,033     7.00%, 7/25/42                                                 2,735,519
               4,808,513     6.50%, 9/25/42                                                 4,974,865
               7,645,000     5.50%, 11/25/43                                                7,744,841
               6,272,968     5.95%, 2/25/44                                                 6,388,504
                 582,851     7.00%, 2/25/44, Series 04-W2, Class                              610,196
                              2A2
               5,051,065     6.00%, 7/25/44                                                 5,197,151
               1,015,548     6.50%, 8/25/44                                                 1,044,933
               1,713,926     7.00%, 1/25/48                                                 1,809,797
                           FREDDIE MAC
                     116     8.00%, 5/1/06, Pool #E30879                                          118
               5,603,580     6.98%, 10/1/10, Pool #W20024                                   6,128,075
               1,285,000     6.90%, 12/1/10                                                 1,408,489
               3,518,697     4.00%, 8/15/13 *                                               3,511,232
               1,490,000     4.50%, 8/15/13                                                 1,491,751
               4,000,000     4.50%, 5/15/15                                                 3,996,857
               3,105,000     4.50%, 7/15/16                                                 3,079,459
               4,775,000     6.00%, 5/15/17                                                 4,929,353
               3,685,000     5.50%, 4/15/25                                                 3,741,012
               5,095,000     5.50%, 12/15/27                                                5,157,022

               4,169,000     5.50%, 1/15/28                                                 4,221,797
               5,240,000     5.00%, 2/15/28                                                 5,227,429
                 930,000     5.50%, 9/15/29 *                                                 937,145
               4,617,000     5.00%, 11/15/29                                                4,578,598
               1,240,000     5.50%, 4/15/30                                                 1,248,047
               1,562,699     7.00%, 10/15/30                                                1,599,305
               2,555,223     7.00%, 2/25/43, Series T-54 Class                              2,702,147
                                                                                       --------------
                             3A
TOTAL MORTGAGE-BACKED SECURITIES                                                          199,233,968
                                                                                       --------------

U.S. TREASURY OBLIGATIONS  (15.2%):
               3,805,000   U.S. Treasury Bonds, 7.50%,                                      4,771,710
                           11/15/16 (L)

              30,655,000   U.S. Treasury Bonds, 6.00%,                                     35,077,229
                           2/15/26 (L)

               1,970,000   U.S. Treasury Notes, 2.75%,                                      1,948,531
                           7/31/06 (L)

              29,505,000   U.S. Treasury Notes, 3.375%,                                    28,852,674
                           11/15/08 (L)

               8,540,000   U.S. Treasury Notes, 5.00%,                                      8,874,930
                                                                                       --------------
                           8/15/11 (L)
TOTAL U.S. TREASURY OBLIGATIONS                                                            79,525,074
                                                                                       --------------

CLOSED END INVESTMENT COMPANIES  (0.9%):
                 231,900   Blackrock Income Opportunity                                     2,523,072
                           Trust
                 358,900   MFS Government Markets Income                                    2,325,672
                                                                                       --------------
                           Trust (L)
TOTAL CLOSED END INVESTMENT COMPANIES                                                       4,848,744
                                                                                       --------------

REPURCHASE AGREEMENT  (5.9%):
              30,534,000   Repurchase Agreement with State                                 30,534,000
                                                                                       --------------
                           Street Bank, 2.38%, 4/1/05
                           (Proceeds at maturity of $30,536,019,
                            collateralized by $31,149,455 Federal
                           Home Loan Bank 3.625% due
                           1/15/08) (c)

TOTAL REPURCHASE AGREEMENT                                                                 30,534,000
                                                                                       --------------

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (13.2%):
              68,687,989   State Street Navigator Securities                               68,687,989
                                                                                       --------------
                           Lending Prime Portfolio
TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES                                 68,687,989
                                                                                       --------------

TOTAL (COST $606,461,733) (a)                                                          $  607,732,532
                                                                                       ==============

------------

Percentages indicated are based on net assets of $521,881,887.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $1,091,031. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.......................................     $ 5,860,369
Unrealized depreciation.......................................      (5,680,601)
                                                                   -----------
Net unrealized appreciation (depreciation)....................     $   179,768
                                                                   ===========

* Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2005.

(b) Security purchased on a when-issued or delayed delivery basis.

(c) All or a portion of this security has been segregated as collateral for securities purchased on a when-issued or delayed delivery basis.

(L) A portion or all of the security is on loan.

(R) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor using procedures approved by the Board of Trustees has deemed these securities to be liquid.

See notes to schedules of investments.

NEW COVENANT FUNDS

BALANCED GROWTH FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

       SHARES
         OR
      PRINCIPAL                                   SECURITY
       AMOUNT                                    DESCRIPTION                               VALUE
      ---------                                  -----------                               -----
INVESTMENT COMPANIES  (98.6%):
               6,655,115   New Covenant Growth Fund                                  $     194,662,119
               4,406,788   New Covenant Income Fund                                        110,830,730
                                                                                     -----------------
TOTAL INVESTMENT COMPANIES                                                                 305,492,849
                                                                                     -----------------

REPURCHASE AGREEMENT  (1.4%):
               4,239,000   Repurchase Agreement with State                                   4,239,000
                                                                                     -----------------
                           Street Bank, 2.38%, 4/1/05 (Proceeds at maturity of
                           $4,239,280, collateralized by $2,853,917 Federal Home
                           Loan Bank 3.625% due 1/15/08;
                            $1,474,351 Freddie Mac 2.325% due
                           4/14/06)

TOTAL REPURCHASE AGREEMENT                                                                   4,239,000
                                                                                     -----------------
TOTAL (COST $300,834,774) (A)                                                        $     309,731,849
                                                                                     =================

------------

Percentages indicated are based on net assets of $309,622,297.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $16,875,998 and by REIT cost adjustment of $937,717 and return of capital of $489,331. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.................................... $  1,388,304
Unrealized depreciation....................................   (7,940,179)
                                                            ------------
Net unrealized appreciation (depreciation)................. $ (6,551,875)
                                                            ============

See notes to schedules of investments.

NEW COVENANT FUNDS

BALANCED INCOME FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

        SHARES
          OR
       PRINCIPAL                                SECURITY
        AMOUNT                                 DESCRIPTION                                VALUE
       ---------                               -----------                                -----
INVESTMENT COMPANIES  (98.7%):
               1,639,836   New Covenant Growth Fund                                  $   47,965,201
               2,901,368   New Covenant Income Fund                                      72,969,402
                                                                                     --------------
TOTAL INVESTMENT COMPANIES                                                              120,934,603
                                                                                     --------------

REPURCHASE AGREEMENT  (1.3%):
               1,647,000   Repurchase Agreement with State                                1,647,000
                                                                                     --------------
                           Street Bank, 2.38%, 4/1/05
                           (Proceeds at maturity of $1,647,109,
                           collateralized by $849,364 Fannie Mae
                            5.75% due 2/15/08; $836,794 Freddie
                            Mac 2.325% due 4/14/06)

TOTAL REPURCHASE AGREEMENT                                                                1,647,000
                                                                                     --------------
TOTAL (COST $117,403,860) (A)                                                        $  122,581,603
                                                                                     ==============

------------

Percentages indicated are based on net assets of $122,530,417.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $3,350,302 and by REIT cost adjustment of $224,079 and return of capital of $333,050. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation............................................ $ 3,869,151
Unrealized depreciation............................................  (1,484,581)
                                                                    -----------
Net unrealized appreciation (depreciation)......................... $ 2,384,570
                                                                    ===========

See notes to schedules of investments.

New Covenant Funds
March 31, 2005
(Unaudited)

The following is a summary of the significant accounting policies consistently followed by the New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund"), and New Covenant Balanced Income Fund ("Balanced Income Fund"), (individually a "Fund", and collectively, the "Funds") in the preparation of their Schedules of Investments. The policies are in conformity with accounting principles generally accepted in the United States.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00PM EST.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant

New Covenant Funds
March 31, 2005
(Unaudited)

nation's interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

LOANS OF PORTFOLIO SECURITIES: The Growth Fund and Income Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with State Street Bank ("SSB"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in interest income in the respective statements of operations.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral at March 31, 2005, was as follows:

                                   VALUE OF                  VALUE OF              VALUE OF
FUND                            SECURITIES LOANED         CASH COLLATERAL    NON-CASH COLLATERAL
----                            -----------------         ---------------    -------------------
Growth Fund                        $ 94,164,519            $ 97,180,422            $ 370,530
Income Fund                          67,340,230              68,687,989                    -

Cash collateral received for securities on loan was invested in the following:

                                                                    GROWTH FUND              INCOME FUND
                                                                    -----------              -----------
State Street Navigator Securities Lending Prime Portfolio,         $ 97,180,422             $ 68,687,989

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 102% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may by subject to certain costs, losses or delays.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS:
The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. The Funds will establish or will instruct their custodian to establish a segregated account in which it will maintain cash and U.S. Government securities or other liquid portfolio securities at least equal in value to commitments for when-issued securities. Securities purchased or sold on a when-issued, delayed-delivery of forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.

The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund's average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain or will instruct their custodian to maintain in a segregated account cash, U.S. Government securities or other liquid portfolio securities having a value (determined daily) at least equal to

New Covenant Funds
March 31, 2005
(Unaudited)

the amount of the Funds' purchase commitments. In the case of a forward-commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.

As of March 31, 2005, the Funds had outstanding when-issued purchase commitments with corresponding assets segregated, as follows:

As of March 31, 2005 the Funds had outstanding when-issued or delayed delivery purchase commitments with corresponding assets segreated, as follows:


FUND
----
Income Fund                         $ 20,292,093

RISK FACTORS

The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities"; however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are rated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principle and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne to

New Covenant Funds
March 31, 2005
(Unaudited)

investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying funds in which they invest.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     New Covenant Funds
             ------------------------------

By (Signature and Title)*   /s/Steven Pierce, Treasurer
                          ---------------------------------
                             Steven Pierce, Treasurer

Date       May 25, 2005
           ------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Steven Pierce, Treasurer
                          --------------------------------
                           Steven Pierce, Treasurer

Date      May 25, 2005
          ------------

By (Signature and Title)*  /s/Robert E. Leech, President
                           ------------------------------
                           Robert E. Leech, President

Date      May 18, 2005
          ------------

* Print the name and title of each signing officer under his or her signature.